TRANSACTIONS THAT DO NOT INVOLVE CASH (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Addition of lease	R$ (55,863)	R$ (55,741)
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Addition of lease	R$ 686,764	R$ 560,088